EARNINGS PER SHARE - Narrative (Details) - Management - shares	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised (in shares)	400,000
Options outstanding (shares)		0	650,000